24. Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal AMT credit	$ 16
Increase (Decrease) in valuation allowance	45,870	$ (17,752)	$ 5,584
Unrecognized tax benefits	0	$ 0	$ 0
Federal [Member]
Net operating loss carryforward	$ 289,515
Operating loss carryforward beginning expiration date	Dec. 31, 2028
State [Member]
Net operating loss carryforward	$ 124,076
Operating loss carryforward beginning expiration date	Dec. 31, 2018
Foreign [Member]
Net operating loss carryforward	$ 2,212
Operating loss carryforward beginning expiration date	Dec. 31, 2018